State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments
September 30, 2021 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 100.0%
ASSET BACKED COMMERCIAL PAPER — 15.8%
Alinghi Funding Company LLC 0.25%, 11/16/2021 (a)	$5,000,000	$4,999,145
Barclays Bank PLC 0.15%, 12/3/2021 (a)	5,000,000	4,998,907
Barclays Bank PLC 0.16%, 12/9/2021 (a)	2,000,000	1,999,506
Bennington Stark Capital Corp. L 0.10%, 10/4/2021 (a)	10,000,000	9,999,900
Britannia Funding Company LLC 0.09%, 10/1/2021 (a)	5,000,000	4,999,988
Britannia Funding Company LLC 0.17%, 2/8/2022 (a)	5,000,000	4,996,907
Cancara Asset Securitization LLC 0.09%, 10/15/2021 (a)	5,000,000	4,999,813
Cancara Asset Securitization LLC 0.12%, 11/8/2021 (a)	6,000,000	5,999,350
Columbia Funding Co. LLC 0.20%, 10/13/2021 (a)	2,000,000	1,999,936
Glencove Funding LLC 0.10%, 11/1/2021 (a)	3,000,000	2,999,733
Glencove Funding LLC 0.12%, 12/1/2021 (a)	5,000,000	4,999,044
Gotham Funding Corp. 0.11%, 11/16/2021 (a)	4,000,000	3,999,420
Ionic Capital II Trust 0.07%, 10/7/2021 (a)	6,000,000	5,999,907
Ionic Capital II Trust 0.11%, 10/8/2021 (a)	3,000,000	2,999,946
Ionic Capital II Trust 0.14%, 10/29/2021 (a)	4,000,000	3,999,681
Ionic Capital II Trust 0.15%, 1/28/2022 (a)	3,000,000	2,998,700
Ionic Capital III Trust 0.11%, 10/6/2021 (a)	2,000,000	1,999,973
Ionic Capital III Trust 0.11%, 10/27/2021 (a)	5,000,000	4,999,633
Ionic Capital III Trust 0.11%, 11/5/2021 (a)	3,000,000	2,999,700
Mackinac Funding Company LLC 0.18%, 3/16/2022 (a)	2,000,000	1,998,274
Manhattan Asset Funding Company LLC 0.22%, 1/26/2022 (a)	2,000,000	1,999,154
		86,986,617
CERTIFICATES OF DEPOSIT — 25.7%
Bank of Montreal 3 Month USD LIBOR + 0.02%, 0.15%, 2/11/2022 (b)	5,000,000	5,000,188
See accompanying notes to schedule of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
September 30, 2021 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Bank of Montreal Bloomberg Short-Term Bank Yield Index + 0.12%, 0.18%, 12/1/2021 (b)	$1,750,000	$1,749,650
Bank of Montreal SOFR + 0.15%, 0.20%, 9/29/2022 (b)	6,000,000	5,999,996
Bank of Nova Scotia SOFR + 0.14%, 0.19%, 8/23/2022 (b)	1,750,000	1,750,016
Bank of Nova Scotia 0.20%, 9/21/2022 (a)	5,000,000	4,999,703
BNP Paribas 0.18%, 6/15/2022 (a)	5,000,000	5,000,214
Canadian Imperial Bank of Commerce 0.06%, 10/12/2021 (a)	3,000,000	2,999,980
Canadian Imperial Bank of Commerce 0.06%, 10/13/2021 (a)	7,000,000	6,999,949
Canadian Imperial Bank of Commerce SOFR + 0.16%, 0.21%, 9/7/2022 (b)	5,000,000	5,000,911
Cooperatieve Rabobank UA 0.11%, 10/4/2021 (a)	8,000,000	8,000,018
Cooperatieve Rabobank UA 0.11%, 12/15/2021 (a)	5,000,000	5,000,158
Credit Agricole Corporate & Investment Bank 0.12%, 11/1/2021 (a)	7,000,000	7,000,311
Credit Industriel et Commercial 0.15%, 11/23/2021 (a)	3,000,000	3,000,189
Credit Industriel et Commercial 3 Month USD LIBOR + 0.06%, 0.19%, 11/8/2021 (b)	4,000,000	4,000,372
Credit Suisse 0.27%, 10/8/2021 (a)	4,000,000	4,000,133
ING Bank NV 0.26%, 10/8/2021 (a)	4,000,000	4,000,000
Mizuho Bank Ltd. 0.15%, 1/25/2022 (a)	4,000,000	4,000,403
Mizuho Bank Ltd. 0.16%, 1/18/2022 (a)	4,000,000	4,000,525
Mizuho Bank Ltd. 0.17%, 4/1/2022 (a)	6,000,000	6,000,274
MUFG Bank Ltd. 0.15%, 1/11/2022 (a)	5,000,000	5,000,586
MUFG Bank Ltd. 0.23%, 1/7/2022 (a)	5,000,000	5,001,703
MUFG Bank Ltd. 0.24%, 10/26/2021 (a)	5,000,000	5,000,657
Oversea-Chinese Banking Corp. Ltd. 0.11%, 11/23/2021 (a)	4,000,000	4,000,072
Royal Bank of Canada 3 Month USD LIBOR + 0.04%, 0.20%, 10/1/2021 (b)	5,000,000	5,000,000
Royal Bank of Canada 3 Month USD LIBOR + 0.05%, 0.21%, 10/8/2021 (b)	4,500,000	4,500,030
See accompanying notes to schedule of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
September 30, 2021 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Skandinaviska Enskilda Banken AB 0.16%, 10/7/2021 (a)	$6,000,000	$6,000,128
Societe Generale 0.15%, 2/17/2022 (a)	750,000	750,067
Sumitomo Mitsui Banking Corp. 0.17%, 1/20/2022 (a)	6,000,000	6,000,708
Sumitomo Mitsui Banking Corp. 3 Month USD LIBOR + 0.04%, 0.20%, 1/4/2022 (b)	1,500,000	1,500,196
Svenska Handelsbanken 0.17%, 3/21/2022 (a)	5,000,000	5,000,906
Toronto Dominion Bank 3 Month USD LIBOR + 0.04%, 0.20%, 10/5/2021 (b)	5,000,000	5,000,007
		141,258,050
FINANCIAL COMPANY COMMERCIAL PAPER — 39.1%
Australia & New Zealand Banking Group Ltd. 0.07%, 10/1/2021 (a)	5,000,000	4,999,990
Australia & New Zealand Banking Group Ltd. 0.07%, 10/4/2021 (a)	5,000,000	4,999,961
Australia & New Zealand Banking Group Ltd. 0.17%, 11/19/2021 (a)	5,000,000	4,999,514
Bank of Nova Scotia 0.23%, 5/2/2022 (a)	4,000,000	3,996,790
Barclays Bank PLC 0.09%, 10/1/2021 (a)	5,000,000	4,999,989
Barclays Bank PLC 0.13%, 12/22/2021 (a)	2,000,000	1,999,470
BNG Bank NV 0.06%, 10/6/2021 (a)	4,000,000	3,999,960
BNP Paribas SA 0.06%, 10/4/2021 (a)	10,000,000	9,999,933
BNP Paribas SA 0.06%, 10/5/2021 (a)	5,000,000	4,999,958
Caisse d'Amortissement de la Dette Sociale 0.11%, 10/1/2021 (a)	5,000,000	4,999,990
CDP Financial Inc. 0.11%, 10/12/2021 (a)	5,000,000	4,999,890
Commonwealth Bank of Australia 3 Month USD LIBOR + 0.01%, 0.13%, 2/3/2022 (b)	6,000,000	6,000,000
Credit Industriel et Commercial 0.24%, 5/10/2022 (a)	1,500,000	1,498,761
Credit Industriel et Commercial 0.24%, 5/11/2022 (a)	3,000,000	2,997,510
DBS Bank Ltd. 0.12%, 11/4/2021 (a)	5,000,000	4,999,514
DBS Bank Ltd. 0.12%, 1/24/2022 (a)	4,000,000	3,998,080
See accompanying notes to schedule of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
September 30, 2021 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
DBS Bank Ltd. 0.13%, 11/1/2021 (a)	$7,000,000	$6,999,378
DBS Bank Ltd. 0.15%, 3/22/2022 (a)	4,000,000	3,996,828
DBS Bank Ltd. 0.18%, 11/3/2021 (a)	2,500,000	2,499,764
DnB Bank ASA 0.06%, 10/4/2021 (a)	7,000,000	6,999,969
HSBC Bank PLC 0.23%, 10/26/2021 (a)	5,000,000	4,999,437
HSBC Bank PLC 0.28%, 11/17/2021 (a)	1,500,000	1,499,660
HSBC Bank PLC 0.29%, 12/1/2021 (a)	4,000,000	3,998,822
ING US Funding LLC 0.22%, 10/12/2021 (a)	2,000,000	1,999,949
Landesbank Baden-Wuerttemberg 0.12%, 11/23/2021 (a)	5,000,000	4,999,115
Lloyds Bank Corporate Markets PLC 0.16%, 4/1/2022 (a)	5,000,000	4,996,416
Macquarie Bank Ltd 0.11%, 11/8/2021 (a)	4,000,000	3,999,497
Macquarie Bank Ltd 0.11%, 11/16/2021 (a)	4,000,000	3,999,373
Macquarie Bank Ltd 0.12%, 11/23/2021 (a)	2,000,000	1,999,640
National Australia Bank Ltd. SOFR + 0.12%, 0.17%, 6/15/2022 (b)	7,000,000	6,999,781
National Australia Bank Ltd. SOFR + 0.14%, 0.19%, 8/24/2022 (b)	1,500,000	1,500,039
Nordea Bank AB 0.11%, 11/18/2021 (a)	4,000,000	3,999,565
NRW.BANK 0.07%, 10/6/2021 (a)	15,000,000	14,999,850
Societe Generale 0.20%, 11/1/2021 (a)	4,000,000	3,999,783
Svenska Handelsbanken 3 Month USD LIBOR, 0.13%, 10/25/2021 (b)	6,000,000	6,000,154
Svenska Handelsbanken 3 Month USD LIBOR + 0.01%, 0.14%, 2/10/2022 (b)	3,000,000	3,000,007
Swedbank AB 0.06%, 10/1/2021 (a)	9,000,000	8,999,985
Swedbank AB 0.06%, 10/6/2021 (a)	10,000,000	9,999,900
Swedbank AB 0.11%, 10/8/2021 (a)	6,000,000	5,999,920
Toronto-Dominion Bank 3 Month USD LIBOR + 0.02%, 0.15%, 2/10/2022 (b)	3,000,000	3,000,219
See accompanying notes to schedule of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
September 30, 2021 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Toronto-Dominion Bank 0.21%, 6/23/2022 (a)	$5,000,000	$4,994,126
Toronto-Dominion Bank 0.24%, 4/28/2022 (a)	5,000,000	4,995,538
UBS AG 0.25%, 2/8/2022 (a)	3,750,000	3,747,899
Westpac Banking Corp. 3 Month USD LIBOR + 0.01%, 0.13%, 2/4/2022 (b)	5,000,000	5,000,148
		214,714,072
TREASURY DEBT — 3.1%
U.S. Treasury Bill 0.06%11/1/2021 (a)	10,000,000	9,999,484
U.S. Treasury Bill 0.06%11/26/2021 (a)	7,100,000	7,099,571
		17,099,055
OTHER NOTES — 7.6%
Canadian Imperial Bank of Commerce 0.06%, 10/1/2021 (a)	5,000,000	5,000,000
Cooperatieve Rabobank UA 0.05%, 10/1/2021 (a)	10,971,000	10,971,000
Mizuho Bank Ltd. 0.07%, 10/1/2021 (a)	10,000,000	10,000,000
National Australia Bank Ltd. 0.05%, 10/1/2021 (a)	10,000,000	10,000,000
Toyota Motor Credit Corp. SOFR + 0.23%, 0.28%, 12/13/2021 (b)	6,000,000	6,002,384
		41,973,384
TREASURY REPURCHASE AGREEMENTS — 2.9%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/30/2021 (collateralized by a U.S. Treasury Note, 1.875% due 06/30/2026, valued at $6,120,021); expected proceeds $6,000,008 0.05%, 10/1/2021	6,000,000	6,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2021 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2024, and U.S. Treasury Notes, 0.375% – 2.125% due 07/31/2024 – 08/15/2024, valued at $10,200,030); expected proceeds $10,000,017 0.06%, 10/1/2021	10,000,000	10,000,000
		16,000,000
OTHER REPURCHASE AGREEMENTS — 5.8%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/24/2021 (collateralized by various Common Stocks, and a Corporate Bond, 5.950% due 12/15/2026, valued at $5,400,084); expected proceeds $5,008,594 0.52%, 1/21/2022 (c)	5,000,000	5,000,000
See accompanying notes to schedule of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
September 30, 2021 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/30/2021 (collateralized by various Common Stocks, valued at $7,560,000); expected proceeds $7,000,037 0.19%, 10/1/2021	$7,000,000	$7,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/29/2021 (collateralized by U.S. Treasury Notes, 0.500% – 2.375% due 08/15/2024 – 07/31/2028, and a Common Stock security, valued at $10,201,687); expected proceeds $10,004,317 0.37%, 11/10/2021 (c)	10,000,000	10,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 09/28/2021 (collateralized by a U.S. Treasury Bill, 0.000% due 10/07/2021, and various Corporate Bonds, 0.906% – 6.750% due 03/05/2023 – 11/26/2169, valued at $1,080,913); expected proceeds $1,000,027 0.14%, 10/5/2021	1,000,000	1,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 09/29/2021 (collateralized by a U.S. Treasury Bill, 0.000% due 10/07/2021, and various Corporate Bonds, 2.150% – 7.700% due 06/06/2022 – 12/31/2099, valued at $2,137,369); expected proceeds $2,000,047 0.12%, 10/5/2021	2,000,000	2,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 09/30/2021 (collateralized by various Corporate Bonds, 0.750% – 9.000% due 02/01/2026 – 11/15/2026, valued at $2,285,522); expected proceeds $2,000,047 0.12%, 10/7/2021	2,000,000	2,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/10/2021 (collateralized by various Common Stocks, valued at $5,400,000); expected proceeds $5,006,281 0.38%, 1/7/2022 (c)	5,000,000	5,000,000
		32,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $550,004,628)		550,031,178
TOTAL INVESTMENTS — 100.0% (Cost $550,004,628)		550,031,178
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%(d)		1,420
NET ASSETS — 100.0%		$550,032,598
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $20,000,000 or 3.6% of net assets as of September 30, 2021.
(d)	Amount shown represents less than 0.05% of net assets.
Abbreviations:
PLC	Public Limited Company
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
See accompanying notes to schedule of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
September 30, 2021 (Unaudited)
The following table summarizes the value of the Funds’s investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$550,031,178	$—	$550,031,178
TOTAL INVESTMENTS	$—	$550,031,178	$—	$550,031,178
See accompanying notes to schedule of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Schedule of Investments
September 30, 2021 (Unaudited)
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•      Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•      Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•      Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•      Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
•      Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•      Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments
September 30, 2021 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 100.0%
ASSET BACKED COMMERCIAL PAPER — 20.6%
Alinghi Funding Company LLC 0.16%, 1/11/2022 (a)	$33,000,000	$32,986,404
Alinghi Funding Company LLC 0.19%, 4/20/2022 (a)	8,000,000	7,992,055
Alinghi Funding Company LLC 0.22%, 10/15/2021 (a)	28,600,000	28,598,570
Alinghi Funding Company LLC 0.25%, 11/16/2021 (a)	50,000,000	49,991,449
Anglesea Funding LLC 0.06%, 10/1/2021 (a)	50,000,000	49,999,889
Anglesea Funding LLC 0.08%, 10/6/2021 (a)	100,000,000	99,998,667
Barclays Bank PLC 0.13%, 12/22/2021 (a)	49,750,000	49,734,515
Barclays Bank PLC 0.15%, 12/3/2021 (a)	28,000,000	27,993,877
Barclays Bank PLC 0.16%, 12/6/2021 (a)	50,000,000	49,988,368
Barclays Bank PLC 0.16%, 12/9/2021 (a)	48,000,000	47,988,147
Barton Capital SA 0.12%, 10/13/2021 (a)	20,000,000	19,999,364
Britannia Funding Company LLC 0.18%, 2/2/2022 (a)	35,200,000	35,179,222
Cancara Asset Securitization LLC 0.12%, 12/3/2021 (a)	50,000,000	49,990,134
Collateralized Commercial Paper V Co. LLC 0.18%, 3/1/2022 (a)	30,000,000	29,982,013
Collateralized Commercial Paper V Co. LLC 0.22%, 10/29/2021 (a)	25,000,000	24,998,006
Columbia Funding Co. LLC 0.20%, 10/7/2021 (a)	40,000,000	39,999,378
Glencove Funding LLC 0.12%, 12/1/2021 (a)	15,000,000	14,997,132
Ionic Capital II Trust 0.11%, 10/15/2021 (a)	50,000,000	49,998,125
Ionic Capital III Trust 0.11%, 11/5/2021 (a)	25,000,000	24,997,500
Mackinac Funding Company LLC 0.12%, 10/21/2021 (a)	39,000,000	38,997,179
Manhattan Asset Funding Company LLC 0.22%, 1/26/2022 (a)	25,000,000	24,989,429
Mountcliff Funding LLC 0.14%, 10/7/2021 (a)	20,000,000	19,999,689
Mountcliff Funding LLC 0.17%, 2/1/2022 (a)	75,000,000	74,958,408
Ridgefield Funding Co. LLC 0.23%, 11/16/2021 (a)	50,000,000	49,994,778
See accompanying notes to schedule of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
September 30, 2021 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
ASSET BACKED COMMERCIAL PAPER – (continued)
Versailles Commercial Paper LLC 0.13%, 1/10/2022 (a)	$50,000,000	$49,982,434
		994,334,732
CERTIFICATES OF DEPOSIT — 25.8%
Bank of Montreal Bloomberg Short-Term Bank Yield Index + 0.12%, 0.18%, 12/1/2021 (b)	22,000,000	21,995,600
Bank of Montreal SOFR + 0.15%, 0.20%, 8/2/2022 (b)	25,000,000	25,002,495
Bank of Montreal SOFR + 0.15%, 0.20%, 9/29/2022 (b)	15,000,000	14,999,990
Bank of Montreal 3 Month USD LIBOR + 0.11%, 0.23%, 12/15/2021 (b)	75,000,000	75,018,004
Bank of Nova Scotia SOFR + 0.14%, 0.19%, 8/23/2022 (b)	19,250,000	19,250,174
Bank of Nova Scotia 0.20%, 9/21/2022 (a)	73,000,000	72,995,670
Bank of Nova Scotia 0.20%, 9/28/2022 (a)	25,000,000	24,997,736
Canadian Imperial Bank of Commerce 0.15%, 3/14/2022 (a)	50,000,000	50,002,275
Canadian Imperial Bank of Commerce SOFR + 0.16%, 0.21%, 9/7/2022 (b)	35,000,000	35,006,379
Canadian Imperial Bank of Commerce 0.27%, 1/4/2022 (a)	52,000,000	52,022,149
Credit Agricole Corporate & Investment Bank 0.12%, 11/1/2021 (a)	50,000,000	50,002,221
Credit Industriel et Commercial 0.15%, 11/23/2021 (a)	35,000,000	35,002,202
Credit Industriel et Commercial 0.18%, 4/14/2022 (a)	50,000,000	50,012,226
Credit Industriel et Commercial 3 Month USD LIBOR + 0.06%, 0.19%, 11/8/2021 (b)	51,000,000	51,004,744
Credit Suisse 0.27%, 10/8/2021 (a)	46,000,000	46,001,532
ING Bank NV 0.26%, 10/8/2021 (a)	60,000,000	60,000,000
Mizuho Bank Ltd. 0.15%, 1/25/2022 (a)	55,000,000	55,005,536
Mizuho Bank Ltd. 0.16%, 1/18/2022 (a)	70,000,000	70,009,185
MUFG Bank Ltd. 0.23%, 1/27/2022 (a)	50,000,000	50,018,319
MUFG Bank Ltd. 0.24%, 10/26/2021 (a)	25,000,000	25,003,284
MUFG Bank Ltd. 0.24%, 1/24/2022 (a)	25,000,000	25,009,894
See accompanying notes to schedule of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
September 30, 2021 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Natixis 0.20%, 10/20/2021 (a)	$30,000,000	$30,001,915
Royal Bank of Canada 3 Month USD LIBOR + 0.04%, 0.20%, 10/1/2021 (b)	64,000,000	64,000,000
Royal Bank of Canada 3 Month USD LIBOR + 0.09%, 0.21%, 12/7/2021 (b)	50,000,000	50,009,837
Sumitomo Mitsui Banking Corp. 0.15%, 3/9/2022 (a)	60,000,000	59,999,197
Sumitomo Mitsui Banking Corp. 3 Month USD LIBOR + 0.04%, 0.20%, 1/4/2022 (b)	20,000,000	20,002,613
Svenska Handelsbanken 0.15%, 3/3/2022 (a)	50,000,000	50,005,123
Toronto Dominion Bank 3 Month USD LIBOR + 0.04%, 0.20%, 10/5/2021 (b)	50,000,000	50,000,071
Westpac Banking Corp. SOFR + 0.13%, 0.18%, 7/15/2022 (b)	13,000,000	13,000,000
		1,245,378,371
FINANCIAL COMPANY COMMERCIAL PAPER — 30.5%
Australia & New Zealand Banking Group Ltd. 0.07%, 10/1/2021 (a)	25,000,000	24,999,952
Australia & New Zealand Banking Group Ltd. 0.07%, 10/4/2021 (a)	50,000,000	49,999,611
Australia & New Zealand Banking Group Ltd. 3 Month USD LIBOR + 0.01%, 0.14%, 11/23/2021 (b)	50,000,000	50,002,944
BNG Bank NV 0.06%, 10/1/2021 (a)	65,000,000	64,999,891
BNP Paribas SA 0.06%, 10/5/2021 (a)	50,000,000	49,999,583
Canadian Imperial Bank of Commerce 0.15%, 3/4/2022 (a)	38,000,000	37,979,876
Credit Industriel et Commercial 0.16%, 3/8/2022 (a)	50,000,000	49,975,046
DnB Bank ASA 0.04%, 10/1/2021 (a)	75,000,000	74,999,917
HSBC Bank PLC 0.23%, 10/26/2021 (a)	50,000,000	49,994,366
HSBC Bank PLC 0.28%, 11/17/2021 (a)	20,000,000	19,995,467
HSBC Bank PLC 0.29%, 12/1/2021 (a)	75,000,000	74,977,912
ING US Funding LLC 0.22%, 10/12/2021 (a)	50,000,000	49,998,733
Macquarie Bank Ltd 0.11%, 11/5/2021 (a)	60,000,000	59,993,160
Macquarie Bank Ltd 0.12%, 1/4/2022 (a)	65,000,000	64,970,880
See accompanying notes to schedule of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
September 30, 2021 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
National Australia Bank Ltd. 3 Month USD LIBOR, 0.13%, 10/26/2021 (b)	$25,000,000	$25,000,149
National Australia Bank Ltd. SOFR + 0.14%, 0.19%, 8/24/2022 (b)	16,000,000	16,000,417
Natixis 0.21%, 10/20/2021 (a)	20,000,000	19,999,156
Royal Bank of Canada 0.24%, 4/14/2022 (a)	50,000,000	49,963,250
Societe Generale 0.13%, 12/13/2021 (a)	75,000,000	74,986,279
Societe Generale 0.16%, 1/31/2022 (a)	50,000,000	49,981,038
Societe Generale 0.20%, 11/1/2021 (a)	70,000,000	69,996,205
Svenska Handelsbanken 3 Month USD LIBOR, 0.13%, 10/25/2021 (b)	50,000,000	50,001,286
Svenska Handelsbanken 3 Month USD LIBOR + 0.05%, 0.18%, 10/19/2021 (b)	64,000,000	64,002,739
Swedbank AB 0.06%, 10/5/2021 (a)	30,000,000	29,999,750
Swedbank AB 0.10%, 12/8/2021 (a)	50,000,000	49,993,962
Swedbank AB 0.11%, 10/8/2021 (a)	64,000,000	63,999,147
UBS AG 3 Month USD LIBOR + 0.07%, 0.23%, 10/7/2021 (b)	20,000,000	20,000,096
UBS AG SOFR + 0.19%, 0.24%, 7/13/2022 (b)	50,000,000	50,000,000
UBS AG 0.30%, 12/13/2021 (a)	21,000,000	20,994,431
Westpac Banking Corp. 3 Month USD LIBOR + 0.01%, 0.13%, 2/4/2022 (b)	75,000,000	75,002,221
Westpac Banking Corp. 3 Month USD LIBOR + 0.01%, 0.14%, 2/7/2022 (b)	22,000,000	22,000,711
		1,474,808,175
TREASURY DEBT — 0.7%
U.S. Treasury Bill 0.06%11/26/2021 (a)	35,800,000	35,797,842
OTHER NOTES — 12.8%
Bank of America NA Bloomberg Short-Term Bank Yield Index + 0.18%, 0.24%, 10/20/2021 (b)	36,300,000	36,296,370
Canadian Imperial Bank of Commerce 0.06%, 10/1/2021 (a)	15,000,000	15,000,000
Cooperatieve Rabobank UA 0.05%, 10/1/2021 (a)	21,576,000	21,576,000
ING Bank NV 0.08%, 10/5/2021 (a)	100,000,000	100,000,000
See accompanying notes to schedule of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
September 30, 2021 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER NOTES – (continued)
KBC Bank NV 0.08%, 10/1/2021 (a)	$50,000,000	$50,000,000
Mizuho Bank Ltd. 0.07%, 10/1/2021 (a)	50,000,000	50,000,000
NRW.Bank 0.04%, 10/1/2021 (a)	110,000,000	110,000,000
NRW.Bank 0.05%, 10/1/2021 (a)	100,000,000	100,000,000
Royal Bank of Canada 0.05%, 10/1/2021 (a)	50,000,000	50,000,000
Toyota Motor Credit Corp 3 Month USD LIBOR + 0.06%, 0.22%, 10/1/2021 (b)	50,000,000	50,000,000
Toyota Motor Credit Corp. SOFR + 0.23%, 0.28%, 12/13/2021 (b)	34,000,000	34,013,507
		616,885,877
TREASURY REPURCHASE AGREEMENTS — 0.5%
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/17/2021 (collateralized by a U.S. Treasury Note, 2.375% due 08/15/2024, and various Common Stocks, valued at $27,000,196); expected proceeds $25,011,250 0.27%, 11/16/2021 (c)	25,000,000	25,000,000
OTHER REPURCHASE AGREEMENTS — 9.1%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/24/2021 (collateralized by various Common Stocks, valued at $43,200,000); expected proceeds $40,068,756 0.52%, 1/21/2022 (c)	40,000,000	40,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/30/2021 (collateralized by various Common Stocks, valued at $68,040,000); expected proceeds $63,000,332 0.19%, 10/1/2021	63,000,000	63,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/30/2021 (collateralized by various Corporate Bonds, 0.000% due 01/13/2022 – 04/18/2022, valued at $95,790,000); expected proceeds $93,000,258 0.10%, 10/1/2021	93,000,000	93,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/03/2021 (collateralized by various Common Stocks, valued at $37,802,134); expected proceeds $35,025,667 0.44%, 11/2/2021 (c)	35,000,000	35,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/03/2021 (collateralized by various Common Stocks, valued at $54,001,777); expected proceeds $50,085,944 0.52%, 12/31/2021 (c)	50,000,000	50,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 09/28/2021 (collateralized by a U.S. Treasury Bill, 0.000% due 10/07/2021, and various Corporate Bonds, 0.750% – 11.500% due 06/01/2025 – 06/03/2050, valued at $8,560,612); expected proceeds $8,000,218 0.12%, 10/5/2021	8,000,000	8,000,000
See accompanying notes to schedule of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
September 30, 2021 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 09/30/2021 (collateralized by a U.S. Treasury Bill, 0.000% due 10/07/2021, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2022, U.S. Treasury Strips, 0.000% due 05/15/2025 – 02/15/2030, and various Corporate Bonds, 1.720% – 10.250% due 06/15/2023 – 06/03/2050, valued at $53,814,741); expected proceeds $50,001,167 0.12%, 10/7/2021	$50,000,000	$50,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/03/2021 (collateralized by various Common Stocks, valued at $21,600,000); expected proceeds $20,025,122 0.38%, 12/31/2021 (c)	20,000,000	20,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/10/2021 (collateralized by various Common Stocks, valued at $54,000,000); expected proceeds $50,062,806 0.38%, 1/7/2022 (c)	50,000,000	50,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 09/30/2021 (collateralized by various Corporate Bonds, 0.800% – 6.500% due 12/07/2021 – 06/15/2053, valued at $34,312,453); expected proceeds $32,000,124 0.14%, 10/1/2021	32,000,000	32,000,000
		441,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $4,832,920,442)		4,833,204,997
TOTAL INVESTMENTS — 100.0% (Cost $4,832,920,442)		4,833,204,997
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%(d)		454,556
NET ASSETS — 100.0%		$4,833,659,553
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $220,000,000 or 4.6% of net assets as of September 30, 2021.
(d)	Amount shown represents less than 0.05% of net assets.
Abbreviations:
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
LIBOR	London Interbank Offered Rate
The following table summarizes the value of the Funds’s investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$4,833,204,997	$—	$4,833,204,997
TOTAL INVESTMENTS	$—	$4,833,204,997	$—	$4,833,204,997
See accompanying notes to schedule of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Schedule of Investments
September 30, 2021 (Unaudited)
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•      Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•      Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•      Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•      Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
•      Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•      Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.